Derivative Financial Instruments (Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2024	Mar. 31, 2023
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 10,145	¥ 10,271
One year or less
Credit Derivatives [Line Items]
Maximum payout/Notional amount	1,254	331
After one year through five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	8,610	9,585
After five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 281	¥ 355